Note 18 - Employee Benefit Plan (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Disclosure Text Block Supplement [Abstract]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	10.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount (in Dollars)	$ 13,000